Share-Based Compensation Plans And Other Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Value Of Stock Option Weighted-Average Assumptions
The weighted-average estimated fair value of employee stock options granted during 2013, 2012 and 2011 was $9.52, $9.60 and $13.25, respectively, using the following weighted-average assumptions:

	2013	2012	2011
Expected volatility	22.1%	24.0%	28.8%
Risk-free interest rate	0.9%	0.8%	2.1%
Dividend yield	2.4%	2.2%	0.0%
Expected life (years)	5.9	6.1	6.0

Schedule Of Stock Option Activity
Stock option activity was as follows (in thousands, except exercise price and employee data):

	2013		2012		2011
Years ended December 31	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price
Options outstanding at January 1	13,132	$70	15,729	$63	19,614	$81
Options granted	1,652	57	1,286	51	3,155	39
Options exercised	(2,950)	31	(2,831)	29	(4,475)	27
Adjustments to options outstanding to reflect Mobility spin-off	—	—	—	—	7,756	39
Options terminated, cancelled or expired	(897)	65	(1,052)	60	(10,321)	59
Options outstanding at December 31	10,937	79	13,132	70	15,729	63
Options exercisable at December 31	7,628	91	9,242	81	11,184	74
Approx. number of employees granted options	123		115		270

Stock Options Outstanding And Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013 (in thousands, except exercise price and years):

	Options Outstanding			Options Exercisable
Exercise price range	No. of options	Wtd. avg. Exercise Price	Wtd. avg. contractual life (in yrs.)	No. of options	Wtd. avg. Exercise Price
Under $30	1,416	$27	6	1,416	$27
$30-$40	2,515	39	6	1,828	39
$41-$50	401	45	7	188	45
$51-$60	2,467	54	9	173	52
$61-$70	783	67	2	668	67
$71-$80	219	74	3	219	74
$81 and over	3,136	161	1	3,136	161
	10,937			7,628

Restricted Stock And Restricted Stock Unit Activity
Restricted stock and restricted stock unit activity was as follows (in thousands, except fair value and employee data):

	2013		2012		2011
Years ended December 31	RS and RSU	Wtd. Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value
RS and RSU outstanding at January 1	6,299	$41	8,990	$40	9,559	$51
Granted	1,558	54	1,657	49	5,150	44
Adjustments to RSUs outstanding to reflect Mobility spin-off	—	—	—	—	3,638	20
Vested	(3,610)	38	(3,845)	41	(3,230)	31
Terminated, canceled or expired	(519)	45	(503)	33	(6,127)	44
RS and RSU outstanding at December 31	3,728	49	6,299	41	8,990	40
Approx. number of employees granted RSUs	2,295		2,355		12,351

Schedule Of Compensation Expense
Compensation expense for the Company’s employee stock options, stock appreciation rights, employee stock purchase plans, RS and RSUs was as follows:

Years ended December 31	2013	2012	2011
Share-based compensation expense included in:
Costs of sales	$16	$20	$15
Selling, general and administrative expenses	73	88	90
Research and development expenditures	31	38	29
Share-based compensation expense included in Operating earnings	120	146	134
Tax benefit	37	49	37
Share-based compensation expense, net of tax	$83	$97	$97
Decrease in basic earnings per share	$(0.31)	$(0.33)	$(0.29)
Decrease in diluted earnings per share	$(0.31)	$(0.33)	$(0.29)
Share-based compensation expense in discontinued operations	$33	$38	$47